GOODWILL (Tables)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Schedule of Goodwill [Table Text Block]
	January 1,		Exchange rate		December 31,
	2015	Transfer	adjustment	Impairment	2015
CBT Segment	$9,210,122	$(3,057,879)	$(332,350)	$(1,066,439)	$4,753,454
TIT Segment	2,908,695	3,057,879	1,885,414	(7,851,988)	-
Total	$12,118,817	$-	$1,553,064	$(8,918,427)	$4,753,454

	December 31,		Exchange rate		December 31,
	2015	Transfer	adjustment	Impairment	2016
CBT Segment	$4,753,454	$-	$(311,087)	$(4,442,367)	$-
TIT Segment	-	-	-	-	-
Total	$4,753,454	$-	$(311,087)	$(4,442,367	$-